Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 10, 2011
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 10, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

MASSMUTUAL SELECT FUNDS

Supplement dated June 10, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

Effective June 6, 2011, J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced AllianceBernstein L.P. ("AllianceBernstein") as both subadviser to the Diversified International Fund and co-subadviser to the Overseas Fund.

The following information replaces the information found under Principal Investment Strategies on pages 100-101 for the Diversified International Fund:

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund's benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund's subadviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund has access to J.P. Morgan's currency specialists in determining the extent and nature of the Fund's exposure to various foreign currencies.

Although J.P. Morgan may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks are hereby deleted on pages 101-102 for the Diversified International Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information for the Diversified International Fund found on page 103 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/14/06)
Class S	Return Before Taxes	5.39%	-6.22%
	Return After Taxes on Distributions	4.93%	-6.51%
	Return After Taxes on Distributions and Sale of Fund Shares	4.20%	-5.16%
Class Y	Return Before Taxes	5.15%	-6.34%
Class L	Return Before Taxes	5.06%	-6.41%
Class A	Return Before Taxes	-1.13%	-8.07%
Class N	Return Before Taxes	3.41%	-6.93%
			Since 01/02/07
MSCI EAFE Value Index(1) (reflects no deduction for fees or expenses)		3.25%	-4.81%
MSCI® ACWI® ex-US(1) (reflects no deduction for fees or expenses)		11.15%	-0.02%

(1)

Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-US because the MSCI EAFE Value Index more closely represents the Fund's new investment strategy.

The following information replaces the information found in the first, second and third paragraphs under Principal Investment Strategies on page 105 for the Overseas Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, and rights and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), and Harris Associates L.P. ("Harris"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund's assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The following Principal Risks are hereby deleted on page 106 for the Overseas Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 110 under Fees and Expenses of the Fund :

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.10%	.16%	.26%	.26%	.31%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	.75%	.81%	.91%	1.16%	1.46%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$240	$417	$930
Class Y	$83	$259	$450	$1,002
Class L	$93	$290	$504	$1,120
Class A	$686	$922	$1,177	$1,903
Class N	$249	$462	$797	$1,746

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$462	$797	$1,746

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 111 in the section titled Principal Investment Strategies:

The Fund's assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	32.8%

Fixed Income & Short Term/Money Market Funds	65.0%
Premier Short-Duration Bond (Babson Capital)	18.1%
Premier Inflation-Protected and Income (Babson Capital)	12.9%
Premier Core Bond (Babson Capital)	17.6%

Other Funds	2.2%

The following information replaces similar information for the RetireSMART 2010 Fund found on page 116 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.09%	.18%	.28%	.28%	.33%
Acquired Fund Fees and Expenses(1)	.66%	.66%	.66%	.66%	.66%
Total Annual Fund Operating Expenses (2)	.80%	.89%	.99%	1.24%	1.54%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$91	$284	$493	$1,096
Class L	$101	$315	$547	$1,213
Class A	$694	$946	$1,217	$1,989
Class N	$257	$486	$839	$1,834

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$157	$486	$839	$1,834

The following information replaces similar information for the RetireSMART 2010 Fund found on page 117 in the section titled Principal Investment Strategies :

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	47.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.3%
Premier Disciplined Value (Babson Capital)	5.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%

Fixed Income & Short Term/Money Market Funds	49.9%
Premier Short-Duration Bond (Babson Capital)	11.8%
Premier Inflation-Protected and Income (Babson Capital)	9.5%
Premier Core Bond (Babson Capital)	15.6%

Other Funds	2.5%

The following information replaces similar information for the RetireSMART 2015 Fund found on page 122 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	4.77%		4.86%		4.96%		4.96%
Acquired Fund Fees and Expenses(1)	.73%		.73%		.73%		.73%
Total Annual Fund Operating Expenses (2)	5.55%		5.64%		5.74%		5.99%
Expense Reimbursement	(4.72%	)	(4.76%	)	(4.76%	)	(4.76%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.83%		.88%		.98%		1.23%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$1,235	$2,372	$5,161
Class Y	$90	$1,257	$2,409	$5,225
Class L	$100	$1,285	$2,453	$5,298
Class A	$693	$1,853	$2,990	$5,737

The following information replaces similar information for the RetireSMART 2015 Fund found on page 123 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	61.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.9%

Fixed Income & Short Term/Money Market Funds	35.5%
Premier Short-Duration Bond (Babson Capital)	6.6%
Premier Inflation-Protected and Income (Babson Capital)	7.8%
Premier Core Bond (Babson Capital)	9.8%

Other Funds	2.7%

The following information replaces similar information for the RetireSMART 2020 Fund found on page 128 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.74%	.74%	.74%	.74%	.74%
Total Annual Fund Operating Expenses (2)	.85%	.94%	1.04%	1.29%	1.59%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$271	$471	$1,049
Class Y	$96	$300	$520	$1,155
Class L	$106	$331	$574	$1,271
Class A	$699	$960	$1,242	$2,042
Class N	$262	$502	$866	$1,899

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$162	$502	$866	$1,899

The following information replaces similar information for the RetireSMART 2020 Fund found on page 129 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	72.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Fixed Income & Short Term/Money Market Funds	24.7%
Premier Core Bond (Babson Capital)	6.2%

Other Funds	3.0%

The following information replaces similar information for the RetireSMART 2025 Fund found on page 134 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	4.99%		5.08%		5.18%		5.18%
Acquired Fund Fees and Expenses(1)	.79%		.79%		.79%		.79%
Total Annual Fund Operating Expenses (2)	5.83%		5.92%		6.02%		6.27%
Expense Reimbursement	(4.94%	)	(4.98%	)	(4.98%	)	(4.98%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.94%		1.04%		1.29%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$1,295	$2,479	$5,354
Class Y	$96	$1,317	$2,515	$5,416
Class L	$106	$1,345	$2,559	$5,487
Class A	$699	$1,909	$3,089	$5,909

The following information replaces similar information for the RetireSMART 2025 Fund found on page 135 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	78.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.3%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.4%
Premier Strategic Emerging Markets (Baring)	5.0%

Fixed Income & Short Term/Money Market Funds	17.7%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2030 Fund found on page 140 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.78%	.78%	.78%	.78%	.78%
Total Annual Fund Operating Expenses (2)	.89%	.98%	1.08%	1.33%	1.63%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$284	$493	$1,096
Class Y	$100	$312	$542	$1,201
Class L	$110	$343	$595	$1,317
Class A	$703	$972	$1,262	$2,084
Class N	$266	$514	$887	$1,933

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$166	$514	$887	$1,933

The following information replaces similar information for the RetireSMART 2030 Fund found on page 141 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	83.3%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.5%
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.0%
Premier Strategic Emerging Markets (Baring)	5.3%

Fixed Income & Short Term/Money Market Funds	13.3%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2035 Fund found on page 146 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	5.06%		5.15%		5.25%		5.25%
Acquired Fund Fees and Expenses(1)	.81%		.81%		.81%		.81%
Total Annual Fund Operating Expenses(2)	5.92%		6.01%		6.11%		6.36%
Expense Reimbursement	(5.01%	)	(5.05%	)	(5.05%	)	(5.05%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.91%		.96%		1.06%		1.31%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$1,314	$2,513	$5,414
Class Y	$98	$1,336	$2,549	$5,476
Class L	$108	$1,364	$2,593	$5,546
Class A	$701	$1,927	$3,120	$5,964

The following information replaces similar information for the RetireSMART 2035 Fund found on page 147 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.4%
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.9%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.5%
Premier Strategic Emerging Markets (Baring)	5.5%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2040 Fund found on page 152 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.80%	.80%	.80%	.80%	.80%
Total Annual Fund Operating Expenses(2)	.91%	1.00%	1.10%	1.35%	1.65%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$290	$504	$1,120
Class Y	$102	$318	$552	$1,225
Class L	$112	$350	$606	$1,340
Class A	$705	$978	$1,272	$2,105
Class N	$268	$520	$897	$1,955

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$520	$897	$1,955

The following information replaces similar information for the RetireSMART 2040 Fund found on page 153 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.9%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.0%
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.5%
Premier Strategic Emerging Markets (Baring)	5.6%

Fixed Income & Short Term/Money Market Funds	9.7%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2045 Fund found on page 158 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	5.10%		5.19%		5.29%		5.29%
Acquired Fund Fees and Expenses(1)	.83%		.83%		.83%		.83%
Total Annual Fund Operating Expenses(2)	5.98%		6.07%		6.17%		6.42%
Expense Reimbursement	(5.05%	)	(5.09%	)	(5.09%	)	(5.09%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.93%		.98%		1.08%		1.33%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$1,327	$2,536	$5,455
Class Y	$100	$1,349	$2,572	$5,516
Class L	$110	$1,378	$2,615	$5,586
Class A	$703	$1,939	$3,141	$6,000

The following information replaces similar information for the RetireSMART 2045 Fund found on page 159 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.0%
Premier Strategic Emerging Markets (Baring)	5.9%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	3.6%

The following information replaces similar information for the RetireSMART 2050 Fund found on page 164 under Fees and Expenses of the Fund :

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.25%		.34%		.44%		.44%		.49%
Acquired Fund Fees and Expenses(1)	.81%		.81%		.81%		.81%		.81%
Total Annual Fund Operating Expenses(2)	1.11%		1.20%		1.30%		1.55%		1.85%
Expense Reimbursement	(.20%	)	(.24%	)	(.24%	)	(.24%	)	(.24%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.91%		.96%		1.06%		1.31%		1.61%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$333	$592	$1,334
Class Y	$98	$357	$637	$1,433
Class L	$108	$388	$690	$1,547
Class A	$701	$1,014	$1,350	$2,295
Class N	$264	$558	$978	$2,150

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$558	$978	$2,150

The following information replaces similar information for the RetireSMART 2050 Fund found on page 165 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.0%
Premier Strategic Emerging Markets (Baring)	5.8%

Fixed Income & Short Term/Money Market Funds	4.8%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 10, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

Effective June 6, 2011, J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced AllianceBernstein L.P. ("AllianceBernstein") as both subadviser to the Diversified International Fund and co-subadviser to the Overseas Fund.

The following information replaces the information found under Principal Investment Strategies on pages 100-101 for the Diversified International Fund:

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund's benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund's subadviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund has access to J.P. Morgan's currency specialists in determining the extent and nature of the Fund's exposure to various foreign currencies.

Although J.P. Morgan may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks are hereby deleted on pages 101-102 for the Diversified International Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information for the Diversified International Fund found on page 103 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/14/06)
Class S	Return Before Taxes	5.39%	-6.22%
	Return After Taxes on Distributions	4.93%	-6.51%
	Return After Taxes on Distributions and Sale of Fund Shares	4.20%	-5.16%
Class Y	Return Before Taxes	5.15%	-6.34%
Class L	Return Before Taxes	5.06%	-6.41%
Class A	Return Before Taxes	-1.13%	-8.07%
Class N	Return Before Taxes	3.41%	-6.93%
			Since 01/02/07
MSCI EAFE Value Index(1) (reflects no deduction for fees or expenses)		3.25%	-4.81%
MSCI® ACWI® ex-US(1) (reflects no deduction for fees or expenses)		11.15%	-0.02%

(1)

Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-US because the MSCI EAFE Value Index more closely represents the Fund's new investment strategy.

The following information replaces the information found in the first, second and third paragraphs under Principal Investment Strategies on page 105 for the Overseas Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, and rights and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), and Harris Associates L.P. ("Harris"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund's assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The following Principal Risks are hereby deleted on page 106 for the Overseas Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 110 under Fees and Expenses of the Fund :

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.10%	.16%	.26%	.26%	.31%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	.75%	.81%	.91%	1.16%	1.46%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$240	$417	$930
Class Y	$83	$259	$450	$1,002
Class L	$93	$290	$504	$1,120
Class A	$686	$922	$1,177	$1,903
Class N	$249	$462	$797	$1,746

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$462	$797	$1,746

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 111 in the section titled Principal Investment Strategies:

The Fund's assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	32.8%

Fixed Income & Short Term/Money Market Funds	65.0%
Premier Short-Duration Bond (Babson Capital)	18.1%
Premier Inflation-Protected and Income (Babson Capital)	12.9%
Premier Core Bond (Babson Capital)	17.6%

Other Funds	2.2%

The following information replaces similar information for the RetireSMART 2010 Fund found on page 116 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.09%	.18%	.28%	.28%	.33%
Acquired Fund Fees and Expenses(1)	.66%	.66%	.66%	.66%	.66%
Total Annual Fund Operating Expenses (2)	.80%	.89%	.99%	1.24%	1.54%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$91	$284	$493	$1,096
Class L	$101	$315	$547	$1,213
Class A	$694	$946	$1,217	$1,989
Class N	$257	$486	$839	$1,834

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$157	$486	$839	$1,834

The following information replaces similar information for the RetireSMART 2010 Fund found on page 117 in the section titled Principal Investment Strategies :

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	47.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.3%
Premier Disciplined Value (Babson Capital)	5.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%

Fixed Income & Short Term/Money Market Funds	49.9%
Premier Short-Duration Bond (Babson Capital)	11.8%
Premier Inflation-Protected and Income (Babson Capital)	9.5%
Premier Core Bond (Babson Capital)	15.6%

Other Funds	2.5%

The following information replaces similar information for the RetireSMART 2015 Fund found on page 122 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	4.77%		4.86%		4.96%		4.96%
Acquired Fund Fees and Expenses(1)	.73%		.73%		.73%		.73%
Total Annual Fund Operating Expenses (2)	5.55%		5.64%		5.74%		5.99%
Expense Reimbursement	(4.72%	)	(4.76%	)	(4.76%	)	(4.76%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.83%		.88%		.98%		1.23%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$1,235	$2,372	$5,161
Class Y	$90	$1,257	$2,409	$5,225
Class L	$100	$1,285	$2,453	$5,298
Class A	$693	$1,853	$2,990	$5,737

The following information replaces similar information for the RetireSMART 2015 Fund found on page 123 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	61.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.9%

Fixed Income & Short Term/Money Market Funds	35.5%
Premier Short-Duration Bond (Babson Capital)	6.6%
Premier Inflation-Protected and Income (Babson Capital)	7.8%
Premier Core Bond (Babson Capital)	9.8%

Other Funds	2.7%

The following information replaces similar information for the RetireSMART 2020 Fund found on page 128 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.74%	.74%	.74%	.74%	.74%
Total Annual Fund Operating Expenses (2)	.85%	.94%	1.04%	1.29%	1.59%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$271	$471	$1,049
Class Y	$96	$300	$520	$1,155
Class L	$106	$331	$574	$1,271
Class A	$699	$960	$1,242	$2,042
Class N	$262	$502	$866	$1,899

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$162	$502	$866	$1,899

The following information replaces similar information for the RetireSMART 2020 Fund found on page 129 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	72.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Fixed Income & Short Term/Money Market Funds	24.7%
Premier Core Bond (Babson Capital)	6.2%

Other Funds	3.0%

The following information replaces similar information for the RetireSMART 2025 Fund found on page 134 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	4.99%		5.08%		5.18%		5.18%
Acquired Fund Fees and Expenses(1)	.79%		.79%		.79%		.79%
Total Annual Fund Operating Expenses (2)	5.83%		5.92%		6.02%		6.27%
Expense Reimbursement	(4.94%	)	(4.98%	)	(4.98%	)	(4.98%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.94%		1.04%		1.29%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$1,295	$2,479	$5,354
Class Y	$96	$1,317	$2,515	$5,416
Class L	$106	$1,345	$2,559	$5,487
Class A	$699	$1,909	$3,089	$5,909

The following information replaces similar information for the RetireSMART 2025 Fund found on page 135 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	78.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.3%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.4%
Premier Strategic Emerging Markets (Baring)	5.0%

Fixed Income & Short Term/Money Market Funds	17.7%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2030 Fund found on page 140 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.78%	.78%	.78%	.78%	.78%
Total Annual Fund Operating Expenses (2)	.89%	.98%	1.08%	1.33%	1.63%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$284	$493	$1,096
Class Y	$100	$312	$542	$1,201
Class L	$110	$343	$595	$1,317
Class A	$703	$972	$1,262	$2,084
Class N	$266	$514	$887	$1,933

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$166	$514	$887	$1,933

The following information replaces similar information for the RetireSMART 2030 Fund found on page 141 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	83.3%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.5%
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.0%
Premier Strategic Emerging Markets (Baring)	5.3%

Fixed Income & Short Term/Money Market Funds	13.3%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2035 Fund found on page 146 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	5.06%		5.15%		5.25%		5.25%
Acquired Fund Fees and Expenses(1)	.81%		.81%		.81%		.81%
Total Annual Fund Operating Expenses(2)	5.92%		6.01%		6.11%		6.36%
Expense Reimbursement	(5.01%	)	(5.05%	)	(5.05%	)	(5.05%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.91%		.96%		1.06%		1.31%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$1,314	$2,513	$5,414
Class Y	$98	$1,336	$2,549	$5,476
Class L	$108	$1,364	$2,593	$5,546
Class A	$701	$1,927	$3,120	$5,964

The following information replaces similar information for the RetireSMART 2035 Fund found on page 147 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.4%
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.9%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.5%
Premier Strategic Emerging Markets (Baring)	5.5%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2040 Fund found on page 152 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.80%	.80%	.80%	.80%	.80%
Total Annual Fund Operating Expenses(2)	.91%	1.00%	1.10%	1.35%	1.65%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$290	$504	$1,120
Class Y	$102	$318	$552	$1,225
Class L	$112	$350	$606	$1,340
Class A	$705	$978	$1,272	$2,105
Class N	$268	$520	$897	$1,955

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$520	$897	$1,955

The following information replaces similar information for the RetireSMART 2040 Fund found on page 153 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.9%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.0%
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.5%
Premier Strategic Emerging Markets (Baring)	5.6%

Fixed Income & Short Term/Money Market Funds	9.7%

Other Funds	3.4%

The following information replaces similar information for the RetireSMART 2045 Fund found on page 158 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	5.10%		5.19%		5.29%		5.29%
Acquired Fund Fees and Expenses(1)	.83%		.83%		.83%		.83%
Total Annual Fund Operating Expenses(2)	5.98%		6.07%		6.17%		6.42%
Expense Reimbursement	(5.05%	)	(5.09%	)	(5.09%	)	(5.09%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.93%		.98%		1.08%		1.33%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$1,327	$2,536	$5,455
Class Y	$100	$1,349	$2,572	$5,516
Class L	$110	$1,378	$2,615	$5,586
Class A	$703	$1,939	$3,141	$6,000

The following information replaces similar information for the RetireSMART 2045 Fund found on page 159 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.0%
Premier Strategic Emerging Markets (Baring)	5.9%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	3.6%

The following information replaces similar information for the RetireSMART 2050 Fund found on page 164 under Fees and Expenses of the Fund :

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.25%		.34%		.44%		.44%		.49%
Acquired Fund Fees and Expenses(1)	.81%		.81%		.81%		.81%		.81%
Total Annual Fund Operating Expenses(2)	1.11%		1.20%		1.30%		1.55%		1.85%
Expense Reimbursement	(.20%	)	(.24%	)	(.24%	)	(.24%	)	(.24%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.91%		.96%		1.06%		1.31%		1.61%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$333	$592	$1,334
Class Y	$98	$357	$637	$1,433
Class L	$108	$388	$690	$1,547
Class A	$701	$1,014	$1,350	$2,295
Class N	$264	$558	$978	$2,150

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$558	$978	$2,150

The following information replaces similar information for the RetireSMART 2050 Fund found on page 165 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.0%
Premier Strategic Emerging Markets (Baring)	5.8%

Fixed Income & Short Term/Money Market Funds	4.8%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 6, 2011, J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced AllianceBernstein L.P. ("AllianceBernstein") as both subadviser to the Diversified International Fund and co-subadviser to the Overseas Fund.

The following information replaces the information found under Principal Investment Strategies on pages 100-101 for the Diversified International Fund:

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Value Index, which is the Fund's benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries. The Fund typically does not invest in U.S. companies. The Fund may invest a substantial part of its assets in just one region or country.

Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In choosing stocks for the Fund, the Fund's subadviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund has access to J.P. Morgan's currency specialists in determining the extent and nature of the Fund's exposure to various foreign currencies.

Although J.P. Morgan may consider the factors described above in purchasing or selling investments, it may purchase, sell, or continue to hold an investment for the Fund whenever it believes that doing so may benefit the Fund or on the basis of any other factors it may at its discretion consider.

The following Principal Risks are hereby deleted on pages 101-102 for the Diversified International Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

The following information replaces similar information for the Diversified International Fund found on page 103 in the section titled Performance Information:

Average Annual Total Returns

(for the periods ended December 31, 2010)

		One Year	Since Inception (12/14/06)
Class S	Return Before Taxes	5.39%	-6.22%
	Return After Taxes on Distributions	4.93%	-6.51%
	Return After Taxes on Distributions and Sale of Fund Shares	4.20%	-5.16%
Class Y	Return Before Taxes	5.15%	-6.34%
Class L	Return Before Taxes	5.06%	-6.41%
Class A	Return Before Taxes	-1.13%	-8.07%
Class N	Return Before Taxes	3.41%	-6.93%
			Since 01/02/07
MSCI EAFE Value Index(1) (reflects no deduction for fees or expenses)		3.25%	-4.81%
MSCI® ACWI® ex-US(1) (reflects no deduction for fees or expenses)		11.15%	-0.02%

(1)

Going forward, the Fund's performance will be compared to the MSCI EAFE Value Index rather than the MSCI ACWI ex-US because the MSCI EAFE Value Index more closely represents the Fund's new investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 6, 2011, J.P. Morgan Investment Management Inc. ("J.P. Morgan") replaced AllianceBernstein L.P. ("AllianceBernstein") as both subadviser to the Diversified International Fund and co-subadviser to the Overseas Fund.

The following information replaces the information found in the first, second and third paragraphs under Principal Investment Strategies on page 105 for the Overseas Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in equity securities of issuers in emerging markets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, depositary receipts, and rights and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by three subadvisers, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Massachusetts Financial Services Company ("MFS"), and Harris Associates L.P. ("Harris"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Each subadviser may invest a relatively high percentage of the Fund's assets in a single country, a small number of countries, or a particular geographic region or sector.

In choosing stocks for the Fund, J.P. Morgan uses a dividend discount model to quantify its fundamental research, producing a ranking of companies in each industry group according to their relative value. J.P. Morgan then buys and sells stocks, using the research and valuation rankings, as well as its assessment of other factors, including:

•	value characteristics such as low price to book and price to earnings ratios;
•	catalysts that could trigger a change in a stock's price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The following Principal Risks are hereby deleted on page 106 for the Overseas Fund:

IPO Risk, Leveraging Risk, REIT Risk, and Risk of Investment in Other Funds or Pools.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 110 under Fees and Expenses of the Fund :

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.10%	.16%	.26%	.26%	.31%
Acquired Fund Fees and Expenses(1)	.60%	.60%	.60%	.60%	.60%
Total Annual Fund Operating Expenses(2)	.75%	.81%	.91%	1.16%	1.46%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$77	$240	$417	$930
Class Y	$83	$259	$450	$1,002
Class L	$93	$290	$504	$1,120
Class A	$686	$922	$1,177	$1,903
Class N	$249	$462	$797	$1,746

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$149	$462	$797	$1,746

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 111 in the section titled Principal Investment Strategies:

The Fund's assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds. The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	32.8%

Fixed Income & Short Term/Money Market Funds	65.0%
Premier Short-Duration Bond (Babson Capital)	18.1%
Premier Inflation-Protected and Income (Babson Capital)	12.9%
Premier Core Bond (Babson Capital)	17.6%

Other Funds	2.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2010 Fund found on page 116 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.09%	.18%	.28%	.28%	.33%
Acquired Fund Fees and Expenses(1)	.66%	.66%	.66%	.66%	.66%
Total Annual Fund Operating Expenses (2)	.80%	.89%	.99%	1.24%	1.54%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$91	$284	$493	$1,096
Class L	$101	$315	$547	$1,213
Class A	$694	$946	$1,217	$1,989
Class N	$257	$486	$839	$1,834

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$157	$486	$839	$1,834

The following information replaces similar information for the RetireSMART 2010 Fund found on page 117 in the section titled Principal Investment Strategies :

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	47.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.3%
Premier Disciplined Value (Babson Capital)	5.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.3%

Fixed Income & Short Term/Money Market Funds	49.9%
Premier Short-Duration Bond (Babson Capital)	11.8%
Premier Inflation-Protected and Income (Babson Capital)	9.5%
Premier Core Bond (Babson Capital)	15.6%

Other Funds	2.5%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2015 Fund found on page 122 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	4.77%		4.86%		4.96%		4.96%
Acquired Fund Fees and Expenses(1)	.73%		.73%		.73%		.73%
Total Annual Fund Operating Expenses (2)	5.55%		5.64%		5.74%		5.99%
Expense Reimbursement	(4.72%	)	(4.76%	)	(4.76%	)	(4.76%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.83%		.88%		.98%		1.23%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$85	$1,235	$2,372	$5,161
Class Y	$90	$1,257	$2,409	$5,225
Class L	$100	$1,285	$2,453	$5,298
Class A	$693	$1,853	$2,990	$5,737

The following information replaces similar information for the RetireSMART 2015 Fund found on page 123 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	61.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.9%

Fixed Income & Short Term/Money Market Funds	35.5%
Premier Short-Duration Bond (Babson Capital)	6.6%
Premier Inflation-Protected and Income (Babson Capital)	7.8%
Premier Core Bond (Babson Capital)	9.8%

Other Funds	2.7%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2020 Fund found on page 128 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.74%	.74%	.74%	.74%	.74%
Total Annual Fund Operating Expenses (2)	.85%	.94%	1.04%	1.29%	1.59%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$87	$271	$471	$1,049
Class Y	$96	$300	$520	$1,155
Class L	$106	$331	$574	$1,271
Class A	$699	$960	$1,242	$2,042
Class N	$262	$502	$866	$1,899

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$162	$502	$866	$1,899

The following information replaces similar information for the RetireSMART 2020 Fund found on page 129 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	72.4%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.4%

Fixed Income & Short Term/Money Market Funds	24.7%
Premier Core Bond (Babson Capital)	6.2%

Other Funds	3.0%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fun

The following information replaces similar information for the RetireSMART 2025 Fund found on page 134 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	4.99%		5.08%		5.18%		5.18%
Acquired Fund Fees and Expenses(1)	.79%		.79%		.79%		.79%
Total Annual Fund Operating Expenses (2)	5.83%		5.92%		6.02%		6.27%
Expense Reimbursement	(4.94%	)	(4.98%	)	(4.98%	)	(4.98%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.89%		.94%		1.04%		1.29%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$1,295	$2,479	$5,354
Class Y	$96	$1,317	$2,515	$5,416
Class L	$106	$1,345	$2,559	$5,487
Class A	$699	$1,909	$3,089	$5,909

The following information replaces similar information for the RetireSMART 2025 Fund found on page 135 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	78.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.3%
Premier Disciplined Value (Babson Capital)	6.4%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.4%
Premier Strategic Emerging Markets (Baring)	5.0%

Fixed Income & Short Term/Money Market Funds	17.7%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2030 Fund found on page 140 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.78%	.78%	.78%	.78%	.78%
Total Annual Fund Operating Expenses (2)	.89%	.98%	1.08%	1.33%	1.63%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$284	$493	$1,096
Class Y	$100	$312	$542	$1,201
Class L	$110	$343	$595	$1,317
Class A	$703	$972	$1,262	$2,084
Class N	$266	$514	$887	$1,933

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$166	$514	$887	$1,933

The following information replaces similar information for the RetireSMART 2030 Fund found on page 141 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	83.3%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.5%
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.0%
Premier Strategic Emerging Markets (Baring)	5.3%

Fixed Income & Short Term/Money Market Funds	13.3%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2035 Fund found on page 146 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	5.06%		5.15%		5.25%		5.25%
Acquired Fund Fees and Expenses(1)	.81%		.81%		.81%		.81%
Total Annual Fund Operating Expenses(2)	5.92%		6.01%		6.11%		6.36%
Expense Reimbursement	(5.01%	)	(5.05%	)	(5.05%	)	(5.05%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.91%		.96%		1.06%		1.31%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$1,314	$2,513	$5,414
Class Y	$98	$1,336	$2,549	$5,476
Class L	$108	$1,364	$2,593	$5,546
Class A	$701	$1,927	$3,120	$5,964

The following information replaces similar information for the RetireSMART 2035 Fund found on page 147 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.7%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.4%
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.9%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.5%
Premier Strategic Emerging Markets (Baring)	5.5%

Fixed Income & Short Term/Money Market Funds	11.9%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2040 Fund found on page 152 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.06%	.15%	.25%	.25%	.30%
Acquired Fund Fees and Expenses(1)	.80%	.80%	.80%	.80%	.80%
Total Annual Fund Operating Expenses(2)	.91%	1.00%	1.10%	1.35%	1.65%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$290	$504	$1,120
Class Y	$102	$318	$552	$1,225
Class L	$112	$350	$606	$1,340
Class A	$705	$978	$1,272	$2,105
Class N	$268	$520	$897	$1,955

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$168	$520	$897	$1,955

The following information replaces similar information for the RetireSMART 2040 Fund found on page 153 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	86.9%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.0%
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.3%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	10.5%
Premier Strategic Emerging Markets (Baring)	5.6%

Fixed Income & Short Term/Money Market Funds	9.7%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2045 Fund found on page 158 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	5.10%		5.19%		5.29%		5.29%
Acquired Fund Fees and Expenses(1)	.83%		.83%		.83%		.83%
Total Annual Fund Operating Expenses(2)	5.98%		6.07%		6.17%		6.42%
Expense Reimbursement	(5.05%	)	(5.09%	)	(5.09%	)	(5.09%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.93%		.98%		1.08%		1.33%

(1)

Other expenses for Classes Y, L, and A have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25% and .50% for Classes S, Y, L and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$95	$1,327	$2,536	$5,455
Class Y	$100	$1,349	$2,572	$5,516
Class L	$110	$1,378	$2,615	$5,586
Class A	$703	$1,939	$3,141	$6,000

The following information replaces similar information for the RetireSMART 2045 Fund found on page 159 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.2%
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.8%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.0%
Premier Strategic Emerging Markets (Baring)	5.9%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	3.6%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMARTSM 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

Effective June 10, 2011, the names of the following funds will be changed as follows:

Old Name	New Name
MassMutual Select Destination Retirement Income Fund	MassMutual RetireSMARTSM In Retirement Fund
MassMutual Select Destination Retirement 2010 Fund	MassMutual RetireSMARTSM 2010 Fund
MassMutual Select Destination Retirement 2015 Fund	MassMutual RetireSMARTSM 2015 Fund
MassMutual Select Destination Retirement 2020 Fund	MassMutual RetireSMARTSM 2020 Fund
MassMutual Select Destination Retirement 2025 Fund	MassMutual RetireSMARTSM 2025 Fund
MassMutual Select Destination Retirement 2030 Fund	MassMutual RetireSMARTSM 2030 Fund
MassMutual Select Destination Retirement 2035 Fund	MassMutual RetireSMARTSM 2035 Fund
MassMutual Select Destination Retirement 2040 Fund	MassMutual RetireSMARTSM 2040 Fund
MassMutual Select Destination Retirement 2045 Fund	MassMutual RetireSMARTSM 2045 Fund
MassMutual Select Destination Retirement 2050 Fund	MassMutual RetireSMARTSM 2050 Fund

The following information replaces similar information for the RetireSMART 2050 Fund found on page 164 under Fees and Expenses of the Fund :

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.25%		.34%		.44%		.44%		.49%
Acquired Fund Fees and Expenses(1)	.81%		.81%		.81%		.81%		.81%
Total Annual Fund Operating Expenses(2)	1.11%		1.20%		1.30%		1.55%		1.85%
Expense Reimbursement	(.20%	)	(.24%	)	(.24%	)	(.24%	)	(.24%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.91%		.96%		1.06%		1.31%		1.61%

(1)

Other expenses for Classes Y, L, A, and N have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 1, 2012, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50% and .80% for classes S, Y, L, A and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$333	$592	$1,334
Class Y	$98	$357	$637	$1,433
Class L	$108	$388	$690	$1,547
Class A	$701	$1,014	$1,350	$2,295
Class N	$264	$558	$978	$2,150

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$164	$558	$978	$2,150

The following information replaces similar information for the RetireSMART 2050 Fund found on page 165 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of May 31, 2011, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	91.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	6.4%
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	11.0%
Premier Strategic Emerging Markets (Baring)	5.8%

Fixed Income & Short Term/Money Market Funds	4.8%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE